Related party transactions - Schedule of Deposits (Details) - Key management personnel of entity or parent - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deposits
At 1 January	£ 8	£ 14	£ 10
Placed (includes deposits of appointed key management personnel)	43	32	45
Withdrawn (includes deposits of former key management personnel)	(44)	(38)	(41)
At 31 December	£ 7	£ 8	£ 14